GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2011
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS
NOTE 15 -	GEOGRAPHICAL SEGMENTS

Geographic information:

(1)	The Company's revenues by geographic areas (based on locaton of customers) are as follows:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

North America (mainly the United States)	1,737	1,812	671
Germany	182	400	-
Italy	730	83	-
Other European countries	734	570	258
China	660	580	293
Japan	100	-	370
Korea	270	380	-
Israel	268	-	327
Other Far Eastern countries	964	87	325
	5,645	3,912	2,244

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended
	December 31
	2 0 1 1	2 0 1 0
	$ in thousands

Israel	574	442
U.S.A.	20	23
	594	465